Exhibit 99.5 Schedule 2

Redacted ID	Loan Number	Loan Number 2	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
xx	108814	xx	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

Higher-Priced Mortgage Loan Test: Charged 8.765% Allowed 6.570% Overby +2.195%.

This loan is compliant with regulation 1026.35.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged 8.765% Allowed 6.570% Overby +2.195%.

															This loan is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).			Single Family	xx	xx	xx	Primary	Purchase	700		xx	2.41	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent		39.995%	Yes	Full Documentation	QC Complete	08/11/2023
xx	108855	xx	xx	California	Non-QM/Compliant	4	2	2	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

Higher-Priced Mortgage Loan Test: Charged 8.667% Allowed 6.670% Overby +1.997%. (Un reportable)

This loan is compliant with regulation 1026.35.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged 8.667% Allowed 6.670% Overby +1.997%. (Un reportable)

															This loan is compliant with regulation CA AB 260, California Financial Code Division 1.94995(a).	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Expired passport exceed the guideline requirement of un-expired passport. Exception approval is in the file.	Reserve : 7 months reserves exceed the minimum guideline of 3 months. Credit Score : 687 exceeds the minimum guideline requirement of 660	Single Family	xx	xx	xx	Primary	Purchase	687		xx	16.08	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent		47.874%	Yes	Full Documentation	QC Complete	08/11/2023
xx	108856	xx	xx	Maryland	Non-QM/Compliant	4	2	2	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

Higher-Priced Mortgage Loan Test: Charged 8.220% Allowed 5.260% Overby +2.960%

This loan is compliant with regulation 1026.35

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   ( Maryland COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
Code of Maryland Regulations (COMAR).

MD COMAR Higher-Priced Mortgage Loan Test: Charged 8.220% Allowed 5.260% Overby +2.960%

															This loan is compliant with regulation ( Maryland COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6))	*** (WAIVED) Assets Verification - EV W COMMENT: 2 months verified reserves are short of the guideline requirement of 3 months. Exception approval is in the file.	Credit Score: 741 exceeds the minimum guideline requirement of 640. LTV: LTV of xx is less than the maximum guideline requirement of 85%.	Single Family	xx	xx	xx	Primary	Purchase	741		xx	20.25	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent		46.983%	Yes	Full Documentation	QC Complete	08/11/2023
xx	108859	xx	xx	Nevada	Non-QM/Compliant	4	2	2	1	1	No	No			*** (CURED) Federal Higher Price Mortgage Loan - EV R COMMENT: 12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. Higher-Priced Mortgage Loan Test: Charged 8.792% Allowed 6.850% Overby +1.942%. This loan is compliant with regulation 1026.35.	*** (WAIVED) Housing Payment - EV W COMMENT: Lender exception available with the exception for "Rental payment made in cash". *** (WAIVED) Borrower Identity Missing - EV W COMMENT: Lender exception available with the exception for "Using consular ID in lieu of drivers license". *** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Payment Shock of xx exceeds the maximum guideline requirement of 300%.	Reserves: 6 months reserves exceed the minimum guideline of 3 months. DTI: DTI of 38.22% is less than the maximum guideline requirement of 50.00%. Reserves: 6 months reserves exceed the minimum guideline of 3 months. DTI: DTI of 38.22% is less than the maximum guideline requirement of 50.00%. Reserves: 6 months reserves exceed the minimum guideline of 3 months. DTI: DTI of 38.22% is less than the maximum guideline requirement of 50.00%.	Single Family	xx	xx	xx	Primary	Purchase	707		xx	7.25	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent		38.223%	Yes	Full Documentation	QC Complete	08/11/2023
xx	108863	xx	xx	Maryland	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Provide enhanced desk review as per lender guidelines it is required unless two full appraisals are obtained or written approval from underwriting management.

Resolved 08/30/2023: A copy of BPO has been received.

*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

Qualified Mortgage Safe Harbor Threshold: Charged 9.831% Allowed 7.990% Overby +1.841%

This loan is compliant with regulation 1026.35

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   MD COMAR higher-priced mortgage loan test. ( Maryland COMAR 09.03.06.02B(13) , COMAR 09.03.09.02B(6) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Maryland Regulations (COMAR)

MD COMAR Higher-Priced Mortgage Loan Test: Charged 9.899% Allowed 7.990% Overby +1.909%

															This loan is compliant with regulation (Maryland COMAR 09.03.06.02B(13) ,COMAR 09.03.09.02B(6) )			Single Family	xx	xx	xx	Primary	Purchase	689		xx	5	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Rent		37.319%	Yes	Alternative	QC Complete	08/11/2023